FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  June 30, 2006

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                   New York, New York       August 14, 2006
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   58
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Form 13F Information Table Value Total:   $ 398,509 (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                  June 30, 2006


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ALFA CORP                        COM             015385107      1188         71756  SH        Sole                  71756
ALTRIA GROUP INC                 COM             02209S103     29697        404421  SH        Sole                 404421
AMGEN INC                        COM             031162100      4812         73775  SH        Sole                  73775
ANADARKO PETE CORP               COM             032511107     71878       1507182  SH        Sole                1507182
ASSOCIATED BANC CORP             COM             045487105       896         28408  SH        Sole                  28408
BIOGEN IDEC INC                  COM             09062X103      8789        189740  SH        Sole                 189740
BROOKLYN FEDERAL BANCORP INC     COM             114039100       203         16904  SH        Sole                  16904
BURGER KING HLDGS INC            COM             121208201      1271         80700  SH        Sole                  80700
CARDINAL HEALTH INC              COM             14149Y108       965         15000  SH        Sole                  15000
CELESTICA INC                    SUB VTG SHS     15101Q108       452         47423  SH        Sole                  47423
CF INDS HLDGS INC                COM             125269100      5001        350700  SH        Sole                 350700
CHARTER FINL CORP WEST PT GA     COM             16122M100     18577        470780  SH        Sole                 470780
CIENA CORP                       COM             171779101       893        185615  SH        Sole                 185615
COLONIAL BANKSHARES INC          COM             195572102      2518        202126  SH        Sole                 202126
CONEXANT SYSTEMS INC             COM             207142100       945        377829  SH        Sole                 377829
DARWIN PROFESSIONAL UNDERWRI     COM             237502109      1943        110000  SH        Sole                 110000
DEUTSCHE TELEKOM AG              SPONSORED ADR   251566105      1410         87912  SH        Sole                  87912
ERIE INDTY CO                    COM             29530P102     55892       1074853  SH        Sole                1074853
EXPEDIA INC DEL                  COM             30212P105       566         37788  SH        Sole                  37788
FAIR ISAAC CORP                  COM             303250104      1385         38131  SH        Sole                  38131
FIFTH THIRD BANCORP              COM             316773100      1620         43852  SH        Sole                  43852
FIRST BANCTRUST CORP             COM             31868F102       486         39753  SH        Sole                  39753
FIRST CMNTY CORP S C             COM             319835104       388         21187  SH        Sole                  21187
FIRST CTZNS BANCSHARES INC N     CL A            31946M103      1288          6423  SH        Sole                   6423
FIRST FED BANKSHARES INC DEL     COM             32020V100       460         21193  SH        Sole                  21193
FIRST FED NORTHN MICH BANCOR     COM             32021X105      1200        119920  SH        Sole                 119920
FRANKLIN CR MGMT CORP            COM             353487200      1630        209709  SH        Sole                 209709
FREESCALE SEMICONDUCTOR INC      COM CL A        35687M107     11962        412475  SH        Sole                 412475




GENERAL ELECTRIC CO              COM             369604103      3247         98520  SH        Sole                  98520
GOLD KIST INC                    COM             380614107     12947        968355  SH        Sole                 968355
HERITAGE FINL GROUP              COM             42725U109      5452        405380  SH        Sole                 405380
HOLLINGER INTL INC               CL A            435569108      8030       1000000  SH        Sole                1000000
IAC INTERACTIVECORP              COM NEW         44919P300      1001         37788  SH        Sole                  37788
IPSCO INC                        COM             462622101      8612         90000  SH        Sole                  90000
JDS UNIPHASE CORP                COM             46612J101       119         47000  SH        Sole                  47000
JOY GLOBAL INC                   COM             481165108      2619         50271  SH        Sole                  50271
KEARNY FINL CORP                 COM             487169104     21126       1427404  SH        Sole                1427404
LAKE SHORE BANCORP INC           COM             510700107      1227        122500  SH        Sole                 122500
MCDERMOTT INTL INC               COM             580037109     26655        586200  SH        Sole                 586200
NEW YORK CMNTY BANCORP INC       COM             649445103      1219         73825  SH        Sole                  73825
NORTHEAST UTILS                  COM             664397106     17722        857383  SH        Sole                 857383
NORTHWEST BANCORP INC PA         COM             667328108     14239        537312  SH        Sole                 537312
NOVELIS INC                      COM             67000X106      6774        313900  SH        Sole                 313900
PATHFINDER BANCORP INC           COM             70320A103       392         32200  SH        Sole                  32200
PG&E CORP                        COM             69331C108      8990        228866  SH        Sole                 228866
PSB HLDGS INC                    COM             69360W108      1820        171437  SH        Sole                 171437
RIVER VY BANCORP                 COM             768475105       813         44732  SH        Sole                  44732
SANMINA SCI CORP                 COM             800907107      1540        334783  SH        Sole                 334783
SIERRA PAC RES NEW               COM             826428104      3510        250700  SH        Sole                 250700
SOLECTRON  CORP                  COM             834182107       179         52299  SH        Sole                  52299
SYMANTEC CORP                    COM             871503108       296         19065  SH        Sole                  19065
TAL INTL GROUP INC               COM             874083108      5931        246100  SH        Sole                 246100
TELEPHONE & DATA SYS INC         SPL COM         879433860      4666        119952  SH        Sole                 119952
TEXAS INSTRS INC                 COM             882508104       571         18850  SH        Sole                  18850
UNITED CMNTY BANCORP             COM             90984H103      1225        117800  SH        Sole                 117800
UNITED FINANCIAL BANCORP INC     COM             91030R103      1503        112900  SH        Sole                 112900
WAYNE SVGS BANCSHARES INC NE     COM             94624Q101      2345        154720  SH        Sole                 154720
YAHOO INC                        COM             984332106      5424        164362  SH        Sole                 164362